Employees benefits (Details 9) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Actuarial assumption of discount rates [member] | Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	9.61%
(+) Variation, Average (%)	10.61%
(+) Variation, Actuarial liabilities	R$ 56,322
(-) Variation, Average (%)	8.61%
(-) Variation, Actuarial liabilities	R$ 78,929
Actuarial assumption of discount rates [member] | Award For Length Of Service [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	9.42%
(+) Variation, Average (%)	10.42%
(+) Variation, Actuarial liabilities	R$ 120,327
(-) Variation, Average (%)	8.42%
(-) Variation, Actuarial liabilities	R$ 132,249
Actuarial assumption of discount rates [member] | F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	9.42%
(+) Variation, Average (%)	10.42%
(+) Variation, Actuarial liabilities	R$ 67,125
(-) Variation, Average (%)	8.42%
(-) Variation, Actuarial liabilities	R$ 74,375
Actuarial assumption of expected rates of inflation [member] | Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	6.60%
(+) Variation, Average (%)	7.60%
(+) Variation, Actuarial liabilities	R$ 78,902
(-) Variation, Average (%)	5.60%
(-) Variation, Actuarial liabilities	R$ 56,260
Actuarial Assumption Of Expected Rates Turnover [Member] | Award For Length Of Service [Member]
IfrsStatementLineItems [Line Items]
(+) Variation, Average (%)	3.00%
(+) Variation, Actuarial liabilities	R$ 107,233
(-) Variation, Average (%)	3.00%
(-) Variation, Actuarial liabilities	R$ 151,251
Actuarial Assumption Of Expected Rates Turnover [Member] | F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
(+) Variation, Average (%)	3.00%
(+) Variation, Actuarial liabilities	R$ 59,720
(-) Variation, Average (%)	3.00%
(-) Variation, Actuarial liabilities	R$ 86,071
Actuarial assumption of expected rates of salary increases [member] | F G T S Penalty [Member]
IfrsStatementLineItems [Line Items]
Assumptions utilized	3.50%
(+) Variation, Average (%)	4.50%
(+) Variation, Actuarial liabilities	R$ 71,226
(-) Variation, Average (%)	2.50%
(-) Variation, Actuarial liabilities	R$ 69,899